STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended				6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Operating cost	$ 432,334		$ 314,387		$ 952,519	$ 541,562	$ 424,882	$ 1,385,573
Loss from operations	(432,334)		(314,387)		(952,519)	(541,562)	(424,882)	(1,385,573)
Other (expense) income:
Interest earned on investments held in Trust Account	481,538		196,313		1,765,580	236,595	10,928	1,739,145
Accrued interest on Promissory Notes	(911,167)				(911,167)
Total other (expense) income, net	(429,629)		196,313		854,413	236,595	10,928	1,739,145
Income before provision for income taxes	(861,963)		(118,074)		(98,106)	(304,967)	(413,954)	353,572
Provision for income taxes	(97,259)		(12,153)		(355,924)	(12,153)		(316,711)
Net loss	$ (959,222)	$ 505,192	$ (130,227)	$ (186,893)	$ (454,030)	$ (317,120)	$ (413,954)	$ 36,861
Common stock, redeemable shares
Other (expense) income:
Basic weighted average shares outstanding	8,395,122		11,500,000		7,575,779	11,500,000	3,568,966	11,500,000
Diluted weighted average shares outstanding	8,395,122		11,500,000		7,575,779	11,500,000	3,568,966	11,500,000
Basic net (loss) income per share	$ (0.08)		$ (0.01)		$ (0.04)	$ (0.02)	$ (0.07)	$ 0.00
Diluted net (loss) income per share	$ (0.08)		$ (0.01)		$ (0.04)	$ (0.02)	$ (0.07)	$ 0.00
Common stock, non-redeemable shares
Other (expense) income:
Basic weighted average shares outstanding	3,550,000		3,550,000		3,550,000	3,550,000	2,588,793	3,550,000
Diluted weighted average shares outstanding	3,550,000		3,550,000		3,550,000	3,550,000	2,588,793	3,550,000
Basic net (loss) income per share	$ (0.08)		$ (0.01)		$ (0.04)	$ (0.02)	$ (0.07)	$ 0.00
Diluted net (loss) income per share	$ (0.08)		$ (0.01)		$ (0.04)	$ (0.02)	$ (0.07)	$ 0.00